Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net loss	$ (405)	$ (197)	$ (1,318)	$ (81)	$ (602)	$ (1,399)	$ (2,998)	$ (11,212)
Translation adjustment	30				39	3,271	2,346	2,916
Unrealized foreign exchange gain (loss) on intercompany loans				$ (2,380)		(2,380)	(2,380)	(2,899)
Total comprehensive income	$ (375)		$ (1,318)		$ (563)	$ (508)	$ (3,032)	$ (11,195)